Fees and Expenses	Feb. 28, 2026 USD ($)
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.12%	0.05%	0.12%
Expenses (as a percentage of Assets)		0.83%	0.68%	1.23%	0.51%	0.58%
Fee Waiver or Reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.11%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.71%	0.56%	1.11%	0.40%	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.46% for each share class except Class R6 and 0.40% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 296	$ 281	$ 213	$ 41	$ 47
Expense Example, with Redemption, 3 Years	472	426	378	153	174
Expense Example, with Redemption, 5 Years	664	584	663	275	313
Expense Example, with Redemption, 10 Years	$ 1,217	$ 1,041	$ 1,367	$ 631	$ 716

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 113
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	663
Expense Example, No Redemption, 10 Years	$ 1,367

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.20% of the average value of its portfolio.

Portfolio Turnover, Rate	27.20%
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND	Class A		CLASS A1		Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND		Class A	CLASS A1	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.13%	0.06%	0.13%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.87%	0.77%	0.55%	0.62%
Fee Waiver or Reimbursement	[2]	(0.21%)	(0.21%)	(0.17%)	(0.21%)
Net Expenses (as a percentage of Assets)		0.66%	0.56%	0.38%	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.40% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 291	$ 281	$ 39	$ 42
Expense Example, with Redemption, 3 Years	476	445	159	177
Expense Example, with Redemption, 5 Years	676	623	290	324
Expense Example, with Redemption, 10 Years	$ 1,253	$ 1,139	$ 672	$ 753

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.07% of the average value of its portfolio.

Portfolio Turnover, Rate	33.07%
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.10%	0.06%	0.11%
Expenses (as a percentage of Assets)	0.81%	0.66%	1.20%	0.51%	0.56%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 455	$ 440	$ 222	$ 52	$ 57
Expense Example, with Redemption, 3 Years	624	579	381	163	179
Expense Example, with Redemption, 5 Years	808	730	660	284	312
Expense Example, with Redemption, 10 Years	$ 1,340	$ 1,167	$ 1,346	$ 639	$ 701

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	$ 1,346

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.16% of the average value of its portfolio.

Portfolio Turnover, Rate	12.16%
FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.15%	0.14%	0.07%	0.16%
Expenses (as a percentage of Assets)		0.94%	0.78%	1.32%	0.60%	0.69%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.03%)	(0.02%)	0.00%	(0.04%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.60%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 61	$ 66
Expense Example, with Redemption, 3 Years	659	612	416	192	217
Expense Example, with Redemption, 5 Years	871	789	721	335	380
Expense Example, with Redemption, 10 Years	$ 1,482	$ 1,301	$ 1,483	$ 750	$ 855

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	721
Expense Example, No Redemption, 10 Years	$ 1,483

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.12% of the average value of its portfolio.

Portfolio Turnover, Rate	21.12%
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.05%	0.12%
Expenses (as a percentage of Assets)	0.85%	0.70%	1.24%	0.53%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 444	$ 226	$ 54	$ 61
Expense Example, with Redemption, 3 Years	637	591	393	170	192
Expense Example, with Redemption, 5 Years	829	750	680	297	335
Expense Example, with Redemption, 10 Years	$ 1,385	$ 1,213	$ 1,392	$ 665	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,392

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.26% of the average value of its portfolio.

Portfolio Turnover, Rate	18.26%
FRANKLIN ALABAMA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN ALABAMA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN ALABAMA TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.14%	0.14%	0.15%
Expenses (as a percentage of Assets)		0.97%	0.82%	1.36%	0.71%	0.72%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.06%)	(0.09%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN ALABAMA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	665	621	425	218	223
Expense Example, with Redemption, 5 Years	884	807	739	386	393
Expense Example, with Redemption, 10 Years	$ 1,514	$ 1,345	$ 1,524	$ 874	$ 888

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN ALABAMA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	$ 1,524

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.17% of the average value of its portfolio.

Portfolio Turnover, Rate	15.17%
FRANKLIN GEORGIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN GEORGIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GEORGIA TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.13%	0.12%	0.08%	0.13%
Expenses (as a percentage of Assets)		0.92%	0.77%	1.31%	0.62%	0.67%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.01%)	0.00%	(0.02%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GEORGIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	655	610	413	198	212
Expense Example, with Redemption, 5 Years	863	785	716	345	371
Expense Example, with Redemption, 10 Years	$ 1,462	$ 1,291	$ 1,470	$ 774	$ 832

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN GEORGIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	413
Expense Example, No Redemption, 5 Years	716
Expense Example, No Redemption, 10 Years	$ 1,470

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

Portfolio Turnover, Rate	10.73%
FRANKLIN LOUISIANA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN LOUISIANA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN LOUISIANA TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.14%	0.11%	0.15%
Expenses (as a percentage of Assets)		0.95%	0.80%	1.34%	0.66%	0.70%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.04%)	(0.04%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN LOUISIANA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	661	616	421	206	219
Expense Example, with Redemption, 5 Years	875	798	731	363	385
Expense Example, with Redemption, 10 Years	$ 1,491	$ 1,324	$ 1,503	$ 818	$ 865

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN LOUISIANA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	$ 1,503

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.78% of the average value of its portfolio.

Portfolio Turnover, Rate	13.78%
FRANKLIN MARYLAND TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MARYLAND TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MARYLAND TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%	0.13%	0.07%	0.14%
Expenses (as a percentage of Assets)		0.92%	0.77%	1.31%	0.60%	0.67%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.01%)	0.00%	(0.02%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.60%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MARYLAND TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 61	$ 66
Expense Example, with Redemption, 3 Years	655	610	413	192	212
Expense Example, with Redemption, 5 Years	863	785	716	335	371
Expense Example, with Redemption, 10 Years	$ 1,462	$ 1,291	$ 1,470	$ 750	$ 832

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MARYLAND TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	413
Expense Example, No Redemption, 5 Years	716
Expense Example, No Redemption, 10 Years	$ 1,470

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.14% of the average value of its portfolio.

Portfolio Turnover, Rate	20.14%
FRANKLIN MISSOURI TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MISSOURI TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MISSOURI TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.09%	0.06%	0.10%
Expenses (as a percentage of Assets)	0.84%	0.69%	1.23%	0.55%	0.59%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MISSOURI TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 458	$ 443	$ 225	$ 56	$ 60
Expense Example, with Redemption, 3 Years	634	588	390	176	189
Expense Example, with Redemption, 5 Years	824	745	675	307	330
Expense Example, with Redemption, 10 Years	$ 1,373	$ 1,201	$ 1,379	$ 689	$ 739

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MISSOURI TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	675
Expense Example, No Redemption, 10 Years	$ 1,379

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.36% of the average value of its portfolio.

Portfolio Turnover, Rate	12.36%
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.07%	0.12%
Expenses (as a percentage of Assets)	0.86%	0.71%	1.25%	0.56%	0.61%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 445	$ 227	$ 57	$ 62
Expense Example, with Redemption, 3 Years	639	594	396	179	195
Expense Example, with Redemption, 5 Years	833	756	686	312	340
Expense Example, with Redemption, 10 Years	$ 1,395	$ 1,226	$ 1,404	$ 701	$ 762

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 127
Expense Example, No Redemption, 3 Years	396
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	$ 1,404

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.41% of the average value of its portfolio.

Portfolio Turnover, Rate	16.41%
FRANKLIN VIRGINIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 120 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.13%	0.13%	0.12%	0.06%	0.13%
Expenses (as a percentage of Assets)	0.89%	0.74%	1.28%	0.57%	0.64%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN VIRGINIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 462	$ 448	$ 230	$ 58	$ 65
Expense Example, with Redemption, 3 Years	648	603	405	183	204
Expense Example, with Redemption, 5 Years	850	771	701	318	356
Expense Example, with Redemption, 10 Years	$ 1,431	$ 1,259	$ 1,437	$ 713	$ 797

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 130
Expense Example, No Redemption, 3 Years	405
Expense Example, No Redemption, 5 Years	701
Expense Example, No Redemption, 10 Years	$ 1,437

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.57% of the average value of its portfolio.

Portfolio Turnover, Rate	15.57%
FRANKLIN ARIZONA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN ARIZONA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN ARIZONA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.06%	0.09%
Expenses (as a percentage of Assets)	0.83%	0.68%	1.22%	0.55%	0.58%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN ARIZONA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 457	$ 442	$ 224	$ 56	$ 59
Expense Example, with Redemption, 3 Years	630	585	387	176	186
Expense Example, with Redemption, 5 Years	818	740	670	307	323
Expense Example, with Redemption, 10 Years	$ 1,362	$ 1,191	$ 1,369	$ 689	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN ARIZONA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,369

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.42% of the average value of its portfolio.

Portfolio Turnover, Rate	17.42%
FRANKLIN COLORADO TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN COLORADO TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN COLORADO TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.08%	0.12%
Expenses (as a percentage of Assets)	0.87%	0.72%	1.26%	0.58%	0.62%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN COLORADO TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 460	$ 446	$ 228	$ 59	$ 63
Expense Example, with Redemption, 3 Years	642	597	399	186	198
Expense Example, with Redemption, 5 Years	838	761	691	323	345
Expense Example, with Redemption, 10 Years	$ 1,406	$ 1,236	$ 1,414	$ 725	$ 774

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN COLORADO TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	$ 1,414

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.43% of the average value of its portfolio.

Portfolio Turnover, Rate	11.43%
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.17%	0.17%	0.11%	0.18%
Expenses (as a percentage of Assets)		1.01%	0.86%	1.41%	0.70%	0.77%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.08%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027	June 30, 2027
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	673	629	435	216	234
Expense Example, with Redemption, 5 Years	901	824	760	382	416
Expense Example, with Redemption, 10 Years	$ 1,556	$ 1,387	$ 1,572	$ 863	$ 943

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	435
Expense Example, No Redemption, 5 Years	760
Expense Example, No Redemption, 10 Years	$ 1,572

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.75% of the average value of its portfolio.

Portfolio Turnover, Rate	10.75%
FRANKLIN MICHIGAN TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.11%	0.10%	0.06%	0.10%
Expenses (as a percentage of Assets)	0.84%	0.70%	1.24%	0.55%	0.59%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MICHIGAN TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 458	$ 444	$ 226	$ 56	$ 60
Expense Example, with Redemption, 3 Years	634	591	393	176	189
Expense Example, with Redemption, 5 Years	824	750	680	307	330
Expense Example, with Redemption, 10 Years	$ 1,373	$ 1,213	$ 1,389	$ 689	$ 739

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,389

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.13% of the average value of its portfolio.

Portfolio Turnover, Rate	14.13%
FRANKLIN MINNESOTA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.11%	0.06%	0.11%
Expenses (as a percentage of Assets)	0.85%	0.70%	1.25%	0.55%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MINNESOTA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 444	$ 227	$ 56	$ 61
Expense Example, with Redemption, 3 Years	637	591	396	176	192
Expense Example, with Redemption, 5 Years	829	750	686	307	335
Expense Example, with Redemption, 10 Years	$ 1,385	$ 1,213	$ 1,400	$ 689	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 127
Expense Example, No Redemption, 3 Years	396
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	$ 1,400

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.26% of the average value of its portfolio.

Portfolio Turnover, Rate	5.26%
FRANKLIN OHIO TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN OHIO TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN OHIO TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.09%	0.06%	0.09%
Expenses (as a percentage of Assets)	0.82%	0.67%	1.22%	0.54%	0.57%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN OHIO TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 456	$ 441	$ 224	$ 55	$ 58
Expense Example, with Redemption, 3 Years	627	582	387	173	183
Expense Example, with Redemption, 5 Years	813	735	670	302	318
Expense Example, with Redemption, 10 Years	$ 1,350	$ 1,178	$ 1,366	$ 678	$ 713

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN OHIO TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,366

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.45% of the average value of its portfolio.

Portfolio Turnover, Rate	10.45%
FRANKLIN OREGON TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN OREGON TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN OREGON TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.05%	0.09%
Expenses (as a percentage of Assets)	0.82%	0.67%	1.21%	0.53%	0.57%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN OREGON TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 456	$ 441	$ 223	$ 54	$ 58
Expense Example, with Redemption, 3 Years	627	582	384	170	183
Expense Example, with Redemption, 5 Years	813	735	665	297	318
Expense Example, with Redemption, 10 Years	$ 1,350	$ 1,178	$ 1,357	$ 665	$ 713

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN OREGON TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	$ 1,357

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.43% of the average value of its portfolio.

Portfolio Turnover, Rate	16.43%
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.10%	0.06%	0.11%
Expenses (as a percentage of Assets)	0.85%	0.70%	1.24%	0.55%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 444	$ 226	$ 56	$ 61
Expense Example, with Redemption, 3 Years	637	591	393	176	192
Expense Example, with Redemption, 5 Years	829	750	680	307	335
Expense Example, with Redemption, 10 Years	$ 1,385	$ 1,213	$ 1,392	$ 689	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,392

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.53% of the average value of its portfolio.

Portfolio Turnover, Rate	15.53%